Accounts Payable	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
Accounts Payable
19 .	ACCOUNTS PAYABLE

		December 31,
	Note	2018	2019
		HK$	HK$
Clients’ payables	(i)	12,157,051	256,423,531
Payables to clearing house and brokers	(i)	3,153,820	9,062,629
Clients’ monies held on trust (Note 15)		586,891,255	226,553,176

		602,202,126	492,039,336

Note:

(i)
As at December
31,
2018 and 2019, payables to clearing house and brokers and clients’ payable arising from assets management business are repayable 2 days after trade date or at pre-agreed

specifi
ed
 terms.

An aging analysis of the accounts payable as at the end of the reporting period is as follows:

	December 31,
	2018	2019
	HK$	HK$
Within one month	15,310,871	265,486,160
Repayable on demand	586,891,255	226,553,176

	602,202,126	492,039,336

The balances of accounts payable are unsecured and
non-interest-bearing.